Average Annual Total Returns - PROFUND VP ASIA 30	None OneYear	None FiveYears	None TenYears	None Inception Date	MSCI AC Asia Pacific Free Excluding Japan Index OneYear		MSCI AC Asia Pacific Free Excluding Japan Index FiveYears		MSCI AC Asia Pacific Free Excluding Japan Index TenYears		ProFunds Asia 30 Index® OneYear		ProFunds Asia 30 Index® FiveYears		ProFunds Asia 30 Index® TenYears
Total	35.55%	13.26%	4.89%	May 01, 2002	22.44%	[1]	12.93%	[1]	6.21%	[1]	35.84%	[2]	13.10%	[2]	4.84%	[2]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Price return index that does not include dividends.